Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net

Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Technology	Services	Other	Total
Balance at December 31, 2008	$2,246	$929	$7	$3,182
Foreign currency translation	61	60	1	122
Acquisitions:
ComDoc	106	—	—	106
Other	12	—	—	12
Balance at December 31, 2009	$2,425	$989	$8	$3,422
Foreign currency translation	(25)	(22)	—	(47)
Acquisitions:
ACS	—	5,127	—	5,127
EHRO	—	77	—	77
TMS	—	35	—	35
IBS	14	—	—	14
Other	11	10	—	21
Balance at December 31, 2010	$2,425	$6,216	$8	$8,649
Foreign currency translation	(6)	(28)	—	(34)
Acquisitions:
Unamic/HCN	—	43	—	43
Breakaway	—	33	—	33
ESM	—	28	—	28
Concept Group	26	—	—	26
MBM	20	—	—	20
Other	17	21	—	38
Balance at December 31, 2011	$2,482	$6,313	$8	$8,803

Intangible Assets, Net
Intangible assets primarily relate to the Services operating segment. Intangible assets were comprised of the following:

		December 31, 2011			December 31, 2010
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer base	12	$3,522	$751	$2,771	$3,487	$464	$3,023
Distribution network	25	123	59	64	123	54	69
Trademarks(1)	20	238	47	191	325	59	266
Technology, patents and non-compete(1)	4	29	13	16	47	34	13
Total Intangible Assets		$3,912	$870	$3,042	$3,982	$611	$3,371

(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Amortization expense related to intangible assets was $401, $316, and $64 for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense for 2011 includes $52 for the accelerated write-off of the ACS trade name as a result of the fourth quarter 2011 decision to discontinue its use and transition our services business to the “Xerox Services” trade name.

Excluding the impact of additional acquisitions, amortization expense is expected to approximate $329 in 2012, $328 in 2013, $326 in 2014, $324 in 2015 and $324 in 2016.